Sale Of Interest In Yguazu Cementos S.A.-Discontinued Operations - Summary of Cash Flows From Continuing And Discontinued Operations (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash Flows From Continuing And Discontinued Operation [Line Items]
Net cash generated by operating activities	$ 837,590	$ 1,511,718	$ 1,576,277
Net cash used in investing activities	(137,227)	(48,890)	(167,013)
Net cash used in financing activities	(2,573,229)	(1,570,984)	(660,367)
Discontinued operations [member] | Loma Yguazu Cementos S.A. [Member]
Disclosure Of Cash Flows From Continuing And Discontinued Operation [Line Items]
Net cash generated by operating activities	837,590	1,511,718	1,576,277
Net cash used in investing activities	(137,227)	(48,890)	(167,013)
Net cash used in financing activities	(2,573,229)	(1,570,984)	(660,367)
Total funds used during the fiscal year for discontinued operations	$ (1,872,865)	$ (108,155)	$ 748,897